INVESTMENT PROPERTIES (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	[1]	$ 1,657,409
Appraisals		77,350		$ 55,573		$ 149,299
Balance at the end of the period	[1]	1,732,873		1,657,409
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,657,409	[1],[2]	1,581,689
Appraisals	[3]	77,350		55,573
Net increase in (decrease) in investment properties		(1,886)		20,147
Balance at the end of the period		1,732,873	[1],[2]	1,657,409	[1],[2]	1,581,689
Buildings [member] | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,425,585	[1]	1,355,717
Appraisals		59,895		49,721
Net increase in (decrease) in investment properties		(1,886)		20,147
Balance at the end of the period		1,483,594	[1]	1,425,585	[1]	1,355,717
Land [Member] | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		231,824	[1]	225,972
Appraisals		17,455		5,852
Net increase in (decrease) in investment properties		0		0
Balance at the end of the period		$ 249,279	[1]	$ 231,824	[1]	$ 225,972

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	Between December 31, 2018 and 2017 there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 29 Fair value of assets and liabilities.
[3]	See note 24.4. Other operating income, net.